UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK
10022
(Address of principal executive offices)
(Zip code)

Allen Levithan, Esq.
Lowenstein Sandler, PC
65 Livingston Avenue
Rosedale, NJ  07068-1791
(Name and address of agent for service)

Registrant?s telephone number, including area code
(212) 207-6500

Date of fiscal year end:
DECEMBER 31, 2005

Date of reporting period:
MARCH 31, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.



Item 1.		Schedule of Investments.




SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





MARCH 31, 2005









 Fair
 Shares

Common Stocks

 Value







Aerospace 0.42%


181,500

Flight Saftey Technologies, Inc.
$

288,585
971,600

SPACEHAB, Incorporated (a)

1,884,904




2,173,489







Automotive Components 2.83%


2,280,335

Amerigon Incorporated  (a)

9,486,194
322,300

Rush Enterprises, Inc. - Class A

5,053,664




14,539,858







Biotechnology 1.19%


270

Adolor Corporation

2,684
752,095

Ciphergen Biosystems, Inc.

2,083,303
2,901,080

La Jolla Pharmaceutical Company

2,030,756
1,621,232

Xcyte Therapies, Inc. (a)

1,994,115




6,110,858







Biotechnology - Drug Delivery 0.93%


1,504,698

Aradigm Corporation

1,835,732
580,094

DepoMed, Inc.

2,285,570
186,870

Durect Corporation

680,207




4,801,509







Building Materials 0.22%


123,222

L.B. Foster Company

1,113,311







Communications 0.00%


500

GoRemote Internet Communications, Inc.

764







Communication Equipment - Software 2.78%


2,238,077

Artisoft, Inc. (a)

5,540,362
2,342,466

Artisoft, Inc. (Restricted) (a)

2,667,132
1,049,082

ION Networks, Inc. (a)

188,835
2,294,117

ION Networks, Inc. (Restricted ) (a)

390,000
758,524

MetaSolv, Inc.

1,858,384
1,209,731

Visual Networks, Inc.

3,629,193




14,273,906







Communication Products - Equipment 2.21%


529,893

Centillium Communications, Inc.

1,356,526
1,211,483

NMS Communications Corporation

5,197,262
253,400

RADVision, Ltd. (Israel)

3,208,044
251,580

Telular Corporation

1,582,438




11,344,270







Computer Equipment 1.28%


362,500

Optimal Group, Inc. (Canada)

6,590,250












Computer Peripherals 0.14%


123,289

Immersion Corporation

739,734







Computer Services - Software 8.67%


44,900

Aptimus, Inc.

828,854
3,000

Attunity, Ltd. (Israel)

9,090
1,023,500

ClickSoftware Technologies, Ltd. (Israel)

2,435,930
383,147

CryptoLogic, Inc. (Canada)

11,869,894
1,442,603

First Virtual Communications, Inc. (a)

28,852
1,677,957

Net Perceptions, Inc. (a)

1,367,535
695,059

ONYX Software Corporation

1,828,005
152,714

Palm Source, Inc.

1,380,535
245,900

Phoenix Technologies, Ltd.

2,340,968
13,800

Primal Solutions, Inc.

2,760
1,631,155

Quovadx, Inc.

5,040,269
461,490

Rainmaker Systems, Inc.

276,894
249,384

Stellent, Inc.

2,097,319










See the accompanying Notes to the Financial Statements.





2
SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





MARCH 31, 2005









 Fair
Shares

Common Stocks (Continued)

 Value







Computer Services - Software (Continued)


326,780

SumTotal Systems, Inc.
$
1,780,951
767,850

SupportSoft, Inc.

4,054,248
1,800,000

Tarantella, Inc. (a)

2,160,000
2,585,550

Unify Corporation (a)

1,654,752
130,100

WebSideStory, Inc.

1,593,725
219,080

Witness Systems, Inc.

3,844,854




44,595,435







Computer Systems 1.97%


5,717

3D Systems Corporation

107,880
780,446

Adept Technology, Inc. (a)

4,214,408
388,100

Performance Technologies, Incorporated

2,584,746
554,127

Pinnacle Systems, Inc.

3,097,570
10,000

SeaChange International, Inc.

129,500




10,134,104







Consumer Products 0.59%


1,047,629

Meade Instruments Corp. (a)

3,048,600







Data Security 1.78%


1,511,701

Entrust, Inc.

5,668,879
119,097

SafeNet, Inc.

3,490,733




9,159,612







Electronic Components 1.27%


277,500

Frequency Electronics, Inc.

2,958,150
2,564,502

Tvia, Inc. (a)

3,590,303




6,548,453







Electronic Equipment 0.85%


1,782,205

Iteris Holdings, Inc. (a)

4,348,580







Electronic Instruments 0.42%


124,863

Image Sensing Systems, Inc.

1,629,462
198,308

Metretek Technologies, Inc.

529,482




2,158,944







Electronic Semiconductor 1.24%


829,705

Kopin Corporation

2,547,194
1,263,200

PSi Technologies Holdings, Inc. (Philippines) (a)

1,414,784
320,000

Parkervision, Inc. (Restricted)

2,400,000




6,361,978







Energy - Oil & Gas 2.27%


179,900

Core Laboratories, N.V. (Netherlands)

4,618,033
349,000

Willbros Group, Inc. (Panama)

7,049,800




11,667,833







Energy - Technology 1.53%


805,420

Catalytica Energy Systems, Inc.

1,651,111
1,339,215

Quantum Fuel Systems Technologies Worldwide, Inc.

6,200,565




7,851,676







Entertainment 1.34%


379,500

Digital Theater Systems, Inc.

6,872,745












See the accompanying Notes to the Financial Statements.









3


SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





MARCH 31, 2005









 Fair
Shares

Common Stocks (Continued)

 Value







Financial Services - Miscellaneous 1.29%


242,135

ASTA Funding, Inc.
$
5,125,998
967,742

Orion Acquisition Corporation (Restricted)

1,500,000




6,625,998







Gold Mining 0.75%


2,335,500

MK Resources Company (a)

3,853,575







Healthcare Services 0.98%


359,766

U.S. Physical Therapy, Inc.

5,029,529












Healthcare - Specialized Products & Services 1.52%


255,600

American Dental Partners, Inc.

5,682,244
546,096

STAAR Surgical Company

2,135,235




7,817,479







Household Furniture - Appliances 0.46%


2,612,500

Chitaly Holdings Limited (Hong Kong)

2,377,375







Insurance 0.00%


200

Renaissance Acceptance Group, Inc.


-







Information Services 1.65%


2,146,779

EDGAR Online, Inc. (a)

6,848,225
1,102,500

FIND/SVP, Inc. (a)

1,631,700




8,479,925







Internet Commerce 1.12%


982,000

Youbet.com, Inc.

5,754,520







Media 0.01%


7,400

Napster, Inc.

48,174







Medical Devices & Equipment 9.71%


1,081,814

ATS Medical, Inc.

3,948,621
1,330,917

Applied Imaging Corporation (a)

798,550
127,292

CABG Medical, Inc.

496,439
307,987

Given Imaging, Ltd. (Israel)

9,094,856
344,531

Laserscope, Inc.

10,935,414
2,672,772

Micro Therapeutics, Inc. (a)

10,316,900
495,070

Natus Medical Incorporated

4,138,785
707,928

Orthovita, Inc.

2,406,955
1,451,979

Precision Optics Corporation, Inc. (a)

1,510,058
273,420

Quidel Corporation

1,069,072
51,000

Shamir Optical Industry, Ltd. (Israel)

787,950
494,800

Sonic Innovations, Inc.

2,760,984
1,421,381

World Heart Corporation (Canada) (a)

1,691,443




  49,956,027







Medical - Drugs 1.00%


743,512

Advancis Pharmaceutical Corporation

2,750,994
388,155

CollaGenex Pharmaceuticals, Inc.

1,812,684
203,100

Zonagen, Inc.

619,455




5,183,133







Medical Information Systems 0.54%


161,000

Schick Technologies, Inc.

2,777,250















See the accompanying Notes to the Financial Statements.





4


SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









MARCH 31, 2005











 Fair
Shares

Common Stocks (Continued)

 Value







Medical Instruments 0.46%


182,224

NuVasive, Inc.
$
2,354,334







Online Services 2.43%


1,735,650

The Knot, Inc. (a)

12,496,680







Paper - Packaging 0.00%


593,749

Chase Packaging Corporation


-







Pharmaceutical Products 0.70%


213,267

Axcan Pharma, Inc. (Canada)

3,589,284







Restaurant 1.06%


592,499

Buca, Inc.

3,720,301
542,499

Monterey Gourmet Foods, Inc.

1,735,997




5,456,298







Retail 8.05%


173,303

1-800 CONTACTS, INC.

3,616,834
447,000

Bakers Footwear Group, Inc. (a)

4,537,050
167,060

Candie's Inc.

768,476
1,053,541

EZCORP, Inc. (a)

13,990,984
510,135

Gaiam, Inc.

2,826,148
277,250

Gander Mountain Company

3,631,975
537,152

Odimo Incorporated

3,335,714
208,607

PC Mall, Inc.

2,590,899
361,500

Phoenix Footwear Group, Inc.

2,476,275
454,000

RedEnvelope, Inc. (a)

3,618,380




41,392,735







Semiconductor Equipment 2.35%


65,498

Celeritek, Inc.


52,398
210,000

Mattson Technology, Inc.


1,667,400
236,350

Nanometrics Incorporated


2,781,840
1,224,037

Nova Measuring Instruments, Ltd. (Israel) (a)

3,647,630
1,193,726

Trikon Technologies, Inc. (Great Britain)

2,387,452
250,600

Ultra Clean Holdings, Inc.

1,528,660




12,065,380







Services 2.01%


539,385

Collectors Universe, Inc. (a)

10,334,617







Technology - Miscellaneous 0.79%


98,300

Culp, Inc.

579,970
934,544

Intermap Technologies Limited (Canada) (Restricted)

3,490,000




4,069,970







Telecom Equipment 1.34%


671,838

COMARCO, Inc. (a)


5,811,399
999,954

Peco II, Inc.

1,069,951





6,881,350







Telecom Services 0.84%


729,167

WPCS International Incorporated (a)


4,338,544







Therapeutics 0.68%


436,459

Pharmacyclics, Inc.

3,504,766







Transportation 0.90%


250,000

Excel Maritime Carriers, Ltd. (Bermuda)

4,612,500







Total Common Stocks 74.56%

383,435,352












See the accompanying Notes to the Financial Statements.







5
SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





MARCH 31, 2005









 Fair
Shares

Preferred Stocks

 Value







Data Security 0.49%


1,250,000

Verdasys, Inc. Series B 2% convertible (Restricted)
$
2,500,000







Medical Instruments 0.19%


10,000

Caprius, Inc. convertible (Restricted)

1,000,000







Transportation 0.44%


616,282

Velocity Express Corporation 6% convertible (Restricted)

2,271,000







Total Preferred Stocks 1.12%

5,771,000





Principal



 Fair
Amount

Corporate Bonds

 Value







Computer Peripherals 0.74%


$3,800,000

Immersion Corporation 5% convertible, due 12/23/09
(Restricted)
$

3,800,000







Computer Services - Software 0.00%


? 2,100,000

Titus Interactive 2%, due 7/1/05 (France)


-







Computer Systems 0.68%


$1,875,000

3D Systems Corporation 6% convertible, due 11/30/13


3,475,500







Consumer Products 0.29%


1,500,000

Rockford Corporation 4.5% convertible, due 6/11/09


1,500,000







Medical Devices & Equipment 0.58%


3,000,000

World Heart Corporation 3% convertible, due 9/15/09
(Canada) (a)


3,000,000







Total Corporate Bonds 2.29%

11,775,500









 Fair
Warrants

Warrants

 Value







Biotechnology 0.02%


413,400

Alliance Pharmaceutical Corp. 10/30/06
$
16,536
43,000

Discovery Laboratories, Inc. 9/19/10

75,680
4,819

Dov Pharmaceutical, Inc. 6/2/09

24,288




116,504







Biotechnology - Drug Delivery 0.12%


398,733

Aradigm Corporation 3/10/07

143,544
208,333

Aradigm Corporation 11/10/07

37,500
210,648

DepoMed, Inc. 4/21/08

444,467





625,511







Communication Equipment - Software 0.05%


1,140,000

Artisoft, Inc. 9/30/06 (a)

262,200
44,842

Artisoft, Inc. 12/16/08 (Restricted) (a)


-
586,600

ION Networks, Inc. 2/14/07 (a)

11,732
1,147,059

ION Networks, Inc. 3/31/10 (Restricted) (a)


-




273,932







Communication Products - Equipment 0.01%


57,861

Superconductor Technologies, Inc. 3/10/07

1,736
427,500

Superconductor Technologies, Inc. 9/26/07

25,650




27,386












See the accompanying Notes to the Financial Statements.







6


SPECIAL SITUATIONS FUND III, L.P.




(A Limited Partnership)









PORTFOLIO OF INVESTMENTS









MARCH 31, 2005











 Fair
Warrants

Warrants (Continued)

 Value







Computer Peripherals 0.00%


81,121

Immersion Corporation 12/23/09 (Restricted)
$

-







Computer Services - Software 0.06%


1,250,000

First Virtual Communications, Inc. 4/12/07 (a)


-
276,885

First Virtual Communications, Inc. 11/12/08 (a)


-
862,500

Interplay Entertainment Corp. 3/29/06


-
360,000

Tarantella, Inc. 2/20/09 (a)

115,200
929,560

Unify Corporation 4/26/09 (a)

195,208




310,408







Computer Systems 0.13%


1,666,700

Adept Technology, Inc. 11/18/08 (a)

666,680







Consumer Products 0.01%


70,889

Rockford Corporation 6/11/09

41,825







Electronic Equipment 0.13%


708,350

Iteris Holdings, Inc. B 8/16/07 (a)

672,933







Electronic Instruments 0.00%


198,308

Metretek Technologies, Inc. 6/9/05

11,898







Electronic Semiconductor 0.00%


80,000

Parkervision, Inc. 3/10/10 (Restricted)


-







Energy - Technology 0.01%


132,667

Arotech Corporation 6/30/08

33,167
58,075

Arotech Corporation 12/31/08

10,454




43,621







Information Services 0.17%


150,000

EDGAR Online, Inc. 1/8/06 (a)

105,000
400,000

EDGAR Online, Inc. 5/26/09 (a)

672,000
600,000

FIND/SVP, Inc. 5/10/09 (a)

108,000




885,000







Medical Devices & Equipment 0.31%


268,600

Applied Imaging Corporation 7/29/06 (a)

21,488
114,286

Orthovita, Inc. 6/26/08

57,143
818,182

Physiometrix, Inc. A 12/5/08 (a)

180,000
818,182

Physiometrix, Inc. B 12/5/08 (a)

163,636
47,476

SpectRx, Inc. 6/13/06

475
6,653,226

World Heart Corporation 9/22/08 (Canada) (a)


199,596
2,400,000

World Heart Corporation 9/15/09 (Canada) (a)


960,000




1,582,338







Medical Information Systems 0.00%


2,200,000

LifeRate Systems, Inc. 11/14/07 (a)


-







Medical Instruments 0.00%


2,758,620

Caprius, Inc. 2/15/10 (Restricted)


-















See the accompanying Notes to the Financial Statements.





7
SPECIAL SITUATIONS FUND III, L.P.


(A Limited Partnership)







PORTFOLIO OF INVESTMENTS





MARCH 31, 2005









Fair
Warrants

Warrants (Continued)

Value







Semiconductor Equipment 0.01%


206,250

Trikon Technologies, Inc. 10/22/07 (Great Britain)
(a)
$

33,000







Technology - Miscellaneous 0.00%


934,544

Intermap Technologies Limited 3/17/08 (Canada)
(Restricted)


-







Telecom Services 0.29%


150,780

GoAmerica, Inc. 12/19/08


4,523
8,750,000

WPCS International, Incorporated 11/17/09 (a)


1,487,500





1,492,023







Telecommunications 0.01%


79,800

Q Comm International, Inc. 6/24/08

51,870







Total Warrants 1.33%

6,834,929












TOTAL INVESTMENTS 79.30%

$
407,816,781














Fair
Shares

Securities Sold Short

Value







Electronic Equipment 0.09%


51,900

KVH Industries, Inc.
$
472,809







Retail 0.07%


18,000

Safeway, Inc.

333,540







TOTAL SECURITIES SOLD SHORT 0.16%
$
806,349






(a)
Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.








All percentages are relative to Partners' Capital.








All common and preferred stocks and warrants are non-income producing except for Asta Funding, Inc., CryptoLogic, Inc., Frequency Electronics, Inc., and
Velocity Express Corporation.























































See the accompanying Notes to the Financial Statements.





8
SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)





PORTFOLIO OF INVESTMENTS





MARCH 31, 2005









% of




Partners'
Industry Concentration

Total

Capital





Aerospace

 $
2,173,489

0.42
Automotive Components


14,539,858

2.83
Biotechnology


6,227,362

1.21
Biotechnology - Drug Delivery


5,427,020

1.06
Building Materials


1,113,311

0.22
Communications


764

0.00
Communication Equipment - Software


14,547,838

2.83
Communication Products - Equipment


11,371,656

2.21
Computer Equipment


6,590,250

1.28
Computer Peripherals


4,539,734

0.88
Computer Services - Software


44,905,843

8.73
Computer Systems


14,276,284

2.78
Consumer Products


4,590,425

0.89
Data Security


11,659,612

2.27
Electronic Components


6,548,453

1.27
Electronic Equipment


4,548,704

0.88
Electronic Instruments


2,170,842

0.42
Electronic Semiconductor


6,361,978

1.24
Energy - Oil and Gas


11,667,833

2.27
Energy - Technology


7,895,297

1.54
Entertainment


6,872,745

1.34
Financial Services - Miscellaneous


6,625,998

1.29
Gold Mining


3,853,575

0.75
Healthcare Services


5,029,529

0.98
Healthcare - Specialized Products & Services


7,817,479

1.52
Household Furniture - Appliances


2,377,375

0.46
Insurance


-

0.00
Information Services


9,364,925

1.82
Internet Commerce


5,754,520

1.12
Media


48,174

0.01
Medical Devices & Equipment


54,538,365

10.60
Medical - Drugs


5,183,133

1.01
Medical Information Systems


2,777,250

0.54
Medical Instruments


3,354,334

0.65
Online Services


12,496,680

2.43
Paper - Packaging


-

0.00
Pharmaceutical Products


3,589,284

0.70
Restaurant


5,456,298

1.06
Retail


41,059,195

7.98
Semiconductor Equipment


12,098,380

2.35
Services


10,334,617

2.01
Technology - Miscellaneous


4,069,970

0.79
Telecom Equipment


6,881,350

1.34
Telecom Services


5,830,567

1.13
Telecommunications


51,870

0.01
Therapeutics


3,504,766

0.68
Transportation


6,883,500

1.34





TOTAL PORTFOLIO

 $ 407,010,432

79.14%















See the accompanying Notes to the Financial Statements.





9




Item 2.		Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure
controls and procedures as of a date within 90 days of the filing date of this report, the registrant?s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)	There were no significant changes in the registrant's
internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.		Exhibits

CERTIFICATION

I, Austin Marxe, certify that:

1.  I have reviewed this report on Form N-Q of Special
Situations Fund III, L.P.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

           (a)	Designed such disclosure controls and
procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

           (b)	Designed such internal control over
financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

           (c)       Evaluated the effectiveness of the
registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

           (c)	Disclosed in this report any change in
the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

           (a)	all significant deficiencies and
material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

           (b)	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  May 26, 2005			_/s/Austin
Marxe__________________
					Austin Marxe, Principal
Executive Officer




CERTIFICATION


I, Rose M. Carling, certify that:

1.  I have reviewed this report on Form N-Q of Special
Situations Fund III, L.P.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

           (a)	Designed such disclosure controls and
procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

           (b)	Designed such internal control over
financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

           (c)       Evaluated the effectiveness of the
registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

           (c)	Disclosed in this report any change in
the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

           (a)	all significant deficiencies and
material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

           (b)	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  May 26, 2005			_/s/Rose M.
Carling__________________
					Rose M. Carling, Principal
Financial  Officer





SIGNATURES

	Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.


By:	__/s/ Austin Marxe_______________
	Austin Marxe, Principal Executive Officer

Date: May 26, 2005



	Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	_/s/ Austin Marxe_______________________
	Austin Marxe, Principal Executive Officer

Date:  May 26, 2005

By:	__/s/Rose M. Carling  ______________
	Rose M. Carling, Principal Financial Officer

Date:  May 26, 2005